Long Term Debt and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Debt and Notes Payable [Abstract]
Schedule of long term debt
	December 31, 2013	December 31, 2012
Bank term loan	$141,857	$38,897
Mortgage loan	174,580	180,073
	316,437	218,970
Less current portion	(44,084)	(37,513)
Total long term portion	$272,353	$181,457

Schedule of notes payable

	December 31, 2013	December 31, 2012
Principal amount of notes payable	$877,500	$815,000
Unamortized discount	(465,480)	(338,692)
Notes payable, net of discount	412,020	476,308
Less current portion	(380,326)	(202,557)
Total Long term portion	$31,694	$273,751

Summary of future annual principal payments
2014	$786,584
2015	179,084
2016	44,084
2017	31,248
2018	5,576
Thereafter	147,361
Total	$1,193,937